Segmented Information - Summary of Net Assets for Company's Reporting Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	$ 28,605	$ 25,790
Cash and cash equivalents	3,268	1,276
Deferred tax assets	372	308
Accounts payable	6,266	5,628
Accrued salaries and wages	815	753
Other accrued liabilities	2,254	1,800
Segment Reconciling Items [Member] | Deduct Assets Not Included in Segment Net Assets [Member]
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	28,605	25,790
Cash and cash equivalents	(3,268)	(1,276)
Deferred tax assets	(372)	(308)
Long-term receivables from joint venture partners	(66)	(71)
Accounts payable	(6,266)	(5,628)
Accrued salaries and wages	(815)	(753)
Other accrued liabilities	(2,254)	(1,800)
Operating Segments [Member]
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	$ 15,564	$ 15,954